12/14/2005 11:54 FAX 2123062066 AMEX 002

[redacted]

CERTAMX

1-16589-01

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05073756

**Richard A. Mikaliunas**
Senior Vice President
Capital Markets

**American Stock Exchange**
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

DEC 14 2005

December 14, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 15 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

***7.5% SPARQS***
***Linked to***
***Gilead Sciences, Inc.***

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas

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